Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of deferred tax liability [Abstract]
Portion of tax loss carryforwards for subsequent years	$ 350,272	$ 338,218
Inventories and provisions - net	41,080	51,657
Concession rights and property, vessels and equipment	(706,976)	(638,089)
Total deferred tax liability	$ (315,624)	$ (248,214)
Percentage of recoverable tax losses	51.00%